Income Taxes - Reconciliation of income tax expense at the statutory rate to actual income tax expense (Details 1) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed at the statutory rate (34%)									$ 1,328,312	$ 1,496,661
Increase (decrease) resulting from
Tax exempt interest									(503,089)	(509,850)
State income taxes, net									173,879	264,287
Increase in cash surrender value									(63,235)	(66,246)
Other									(1,821)	3,447
Actual tax expense	$ 183,641	$ 260,619	$ 176,277	$ 313,509	$ 207,234	$ 271,739	$ 270,539	$ 438,787	$ 934,046	$ 1,188,299
Tax expense as a percentage of pre-tax income									23.91%	26.99%